Offerings - Offering: 1	Oct. 06, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00005 per share
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575
Offering Note
(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to this prospectus supplement is being paid herewith in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form S-3ASR (Registration No. 333-290736).
(2) The $750,000,000 of ordinary shares registered hereunder consists of the $750,000,000 of ordinary shares that may be issued and sold from time to time under that certain equity distribution agreement between Credo Technology Group Holding Ltd and Goldman Sachs & Co. LLC.